As filed with the Securities and Exchange Commission on July 30, 2009
                                     Investment Company Act File Number 811-8654

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                       Florida Daily Municipal Income Fund

               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                Joseph Jerkovich
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Item 1: Schedule of Investments
--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
MAY 31, 2009
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value              Standard
   Amount                                                                          Date      Rate     (Note 1)  Moody's   & Poor's
---------                                                                          ----     ------    --------  -------   --------
Tax Exempt Commercial Paper (15.75%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000  City of Jacksonville, FL PCRB (Florida Power & Light Company)      06/08/09      0.50% $  1,000,000      P-1       A-1
  4,000,000  Hillsborough County Aviation Authority Airport Facilities - Series B
             LOC Landesbank Baden-Wurtemburg                                    06/04/09      0.70     4,000,000      P-1
  1,500,000  School District of Palm Beach County, FL
             LOC Bank of America, N.A.                                          09/10/09      0.55     1,500,000      P-1       A-1
  1,000,000  Sunshine State Governmental Financing Commission - Series L
             LOC Dexia CLF                                                      06/08/09      1.15     1,000,000      P-1       A-1
-----------                                                                                         ------------
 7,500,000   Total Tax Exempt Commercial Paper                                                         7,500,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (15.13%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  Commonwealth of Puerto Rico TRAN - Series 2009A4
             LOC KBC Bank, N.V.                                                 07/30/09      2.40% $  5,006,792      MIG-1     SP-1
  2,200,000  Orange County, FL IDA Revenue Refunding Bond
             (Orlando-Hawaiian Motel Company Project) - Series 1985
             LOC US Bank, N.A.                                                  10/01/09      3.00     2,200,000      P-1       A-1+
-----------                                                                                         ------------
  7,200,000  Total Tax Exempt General Obligation Notes & Bonds                                         7,206,792
-----------                                                                                         ------------
Tax Exempt Variable Rate Demand Instruments (b) (79.58%)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000  BB&T Municipal Trust Floater Certificates - Series 5000 DLL
             Relating to Custodial Receipts, Series 2008-1 DLL,
             Related to a Pool of Municipal Obligations
             LOC Rabobank Nederland                                             10/01/28      0.48% $    500,000      VMIG-1
  4,000,000  Brevard County, FL Industrial Development Refunding RB
             (Pivotal Utility Holdings, Inc. Project) - Series 2005 (c)
             LOC Wells Fargo Bank, N.A.                                         10/01/24      0.50     4,000,000      VMIG-1
  1,655,000  Broward County, FL HFA MHRRB
             (Jacaranda Village Apartments Project) - Series 1997
             LOC HSBC Bank US                                                   09/01/22      0.37     1,655,000      VMIG-1
  2,500,000  Capital Trust Agency, FL Air Cargo RB
             (Aero Miami FX, LLC Project) - Series 2004A (c)
             LOC JPMorgan Chase Bank, N.A.                                      08/01/34      0.50     2,500,000                A-1+
  2,000,000  City of Gainesville, FL Utilities System RB - 20007 Series A       10/01/36      0.30     2,000,000      VMIG-1    A-1+
     25,000  County of Monroe, NY Industrial Development Agency IDRB
             (Flower City Printing, Inc. Project) - Series 1998 (c)
             LOC Key Bank, N.A.                                                 06/01/18      2.40        25,000      P-1       A-1
  1,200,000  Florida Development Finance Corporation Enterprise Bond Program
             IDRB (Press Ex, Inc. Project) - Series 2007B (c)
             LOC Branch Banking & Trust Company                                 07/01/17      0.52     1,200,000      P-1       A-1+
  1,150,000  Florida Housing Finance Agency Housing RB
             (Caribbean Key Apartments Project) - 1996 Series F (c)
             Collateralized by Federal National Mortgage Association            06/01/26      0.47     1,150,000      VMIG-1
    900,000  Florida Housing Finance Agency Housing RB
             (Heron Park Apartments) - Series 1996U (c)
             Guaranteed by Federal National Mortgage Association                12/01/29      0.35       900,000      VMIG-1
  1,000,000  Florida Housing Finance Agency Housing RB
             (Tiffany Club Apartments Project) - 1996 Series P (c)
             LOC Federal Home Loan Mortgage Corporation                         09/01/26      0.47     1,000,000      VMIG-1
  1,500,000  Florida Housing Finance Corporation Housing RB
             (Heritage Pointe Apartments) - 1996 Series P (c)
             Collateralized by Federal National Mortgage Association            09/15/32      0.47     1,500,000                A-1+
    900,000  Florida Housing Finance Corporation Housing RB
             (Timberline Apartments) - Series 1999P (c)
             Collateralized by Federal National Mortgage Association            10/15/32      0.42       900,000                A-1+
    145,000  Florida Housing Finance Corporation MHRRB
             (Island Club Apartments) - Series 2001 J-A
             Guaranteed by Federal Home Loan Mortgage Corporation               07/01/31      0.35       145,000                A-1+
  4,000,000  Florida Housing Finance Corporation MMRB
             (Cutler Riverside Apartments) - 2008 Series I (c)
             LOC Federal Home Loan Mortgage Corporation                         06/01/48      0.45     4,000,000                A-1+
    100,000  Florida Housing Finance Corporation MMRRB
             (Monterey Lake Apartments) - 2005 Series C
             Guaranteed by Federal National Mortgage Corporation                07/01/35      0.35       100,000                A-1+
  4,000,000  Miami-Dade County, FL IDA IDRB
             (Airbus Service Company, Inc. Project) - Series 1998A (c)
             LOC Calyon                                                         04/01/30      0.52     4,000,000                A-1+
  2,300,000  Miami-Dade County, FL IDA Solid Waste Disposal RB
             (Waste Management, Inc. of Florida Project) - Series 2007 (c)
             LOC JPMorgan Chase Bank, N.A.                                      09/01/27      0.50     2,300,000                A-1+
  3,000,000  Palm Beach County, FL RB Series 1995
             (Norton Gallery and School of Art, Inc. Project)
             LOC Northern Trust Company                                         05/01/25      0.52     3,000,000                A-1+
    505,000  PUTTERS - Series 1179 Relating to Custodial Receipts,
             Series 2005-5 Evidencing Beneficial Owership of Orange County
             HFA MHRB (Lake Harris Cove Apartments) - Series 2005D (c)
             LOC JPMorgan Chase Bank, N.A.                                      10/01/31      0.64       505,000      VMIG-1
  2,200,000  Tallahassee, FL IDRB
             (Rose Printing Company, Inc. Project) - Series 2000A (c)
             LOC Branch Banking & Trust Company                                 10/01/15      0.42     2,200,000      VMIG-1
  1,000,000  Town of Wood River, WI IDRB
             (Burnett Dairy Cooperative Project) - Series 2001A (c)
             LOC US Bank, N.A.                                                  07/01/16      0.68     1,000,000                A-1+
  2,000,000  Volusia County, FL IDA IDRB (Intellitec Project) - Series 2007A (c)
             LOC Bank of America, N.A.                                          10/01/37      0.60     2,000,000                A-1
  1,315,000  Washington State EDFA Economic Development  RB
             (Mercer Island Partners Associates, LLC Project) - Series 1997-D(c)
             LOC US Bank, N.A.                                                  06/01/27      0.63     1,315,000                A-1+
-----------                                                                                         ------------
 37,895,000  Total Tax Exempt Variable Rate Demand Instruments                                        37,895,000
-----------                                                                                         ------------
             Total Investments (110.46%) (Cost $52,601,792 *)                                         52,601,792
             Liabilities in excess of cash and other assets (-10.46%)                                 (4,981,127)
                                                                                                    ------------
             Net Assets (100%)                                                                      $ 47,620,665
                                                                                                    ============
             Net Asset Value, offering and redemption price per share:
             Class A,        35,522,834 shares outstanding                                          $       1.00
                                                                                                    ============
             Class B,        12,094,996 shares outstanding                                          $       1.00
                                                                                                    ============

         *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)  Security subject to alternative minimum tax.



Note 1 - Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the
principal   amount  or  the  period  remaining  until  the  next  interest  rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on September 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other  significant  observable   inputs (including  quoted prices  for
          similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own  assumptions
          used to  determine   the fair value   of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the fund's net assets as of May 31, 2009

   Valuation Inputs                             Investment in Securities
   ----------------                             ------------------------
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs      52,601,792
   Level 3 - Significant Unobservable Inputs                 -0-
                                                   -------------
   Total                                           $  52,601,792
                                                   =============

For the period ended May 31, 2009, there were no Level 1 or 3 investments

KEY:
     EDFA     =   Economic Development Finance Authority      MHRRB     =  Multi-Family Housing Revenue Refunding Bond
     HFA      =   Housing Finance Authority                   MMRB      =  Multi-Family Mortgage Revenue Bond
     IDA      =   Industrial Development Authority            MMRRB     =  Multi-Family Mortgage Revenue Refunding Bond
     IDRB     =   Industrial Development Revenue Bond         PCRB      =  Pollution Control Revenue Bond
     LOC      =   Letter of Credit                            PUTTERS   =  Puttable Tax-Exempt Receipt
     MHRB     =   Multi-Family Housing Revenue Bond           RB        =  Revenue Bond
                                                              TRAN      =  Tax and Revenue Anticipation Notes

Temporary Guarantee Program for Money Market Funds

On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 64,319,777. This expense is borne by the Fund.

On December 4, 2008, the Board of Trustees of the Fund approved the extension of the Fund's participation in the Program. The extension provided coverage through April 30, 2009. The extension of the Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Florida Daily Municipal Income Fund

By (Signature and Title)* /s/ Mia Bottarini
                           Mia Bottarini, Vice President and Assistant Treasurer

Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, Principal Executive Officer

Date:  July 29, 2009

By (Signature and Title)* /s/ Mia Bottarini
                           Mia Bottarini, Vice President and Assistant Treasurer

Date:  July 29, 2009


* Print the name and title of each signing officer under his or her signature.